Capital - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 2,180	₩ (1,045)
Factors for re-measurement of defined benefit liabilities
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	(2)	0
Foreign currency translation adjustments
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 2,182	₩ (1,045)